OPERATING SEGMENTS - Financial information of the investments in associates and joint ventures by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING SEGMENTS
Investments in associates and joint ventures	$ 2,506,315	$ 2,367,757
Equity method	136,596	249,231	$ 187,814
Operating Segments
OPERATING SEGMENTS
Investments in associates and joint ventures	2,506,315	2,367,757
Equity method	136,596	249,231
Operating Segments | Banking | Colombia
OPERATING SEGMENTS
Investments in associates and joint ventures	382,747	358,822
Equity method	39,922	59,998
Operating Segments | Banking | El Salvador
OPERATING SEGMENTS
Investments in associates and joint ventures	17,254	13,859
Equity method	840	201
Operating Segments | Trust
OPERATING SEGMENTS
Investments in associates and joint ventures	280,051	262,958
Equity method	28,848	43,707
Operating Segments | Investment banking
OPERATING SEGMENTS
Investments in associates and joint ventures	549,745	481,801
Equity method	14,912	3,067
Operating Segments | All other segments
OPERATING SEGMENTS
Investments in associates and joint ventures	1,276,518	1,250,317
Equity method	$ 52,074	$ 142,258